Revenue - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 Segment	Apr. 01, 2018 JPY (¥)
Revenue [abstract]
Number of operating segments | Segment	3
Contract liabilities | ¥		¥ 4,262